UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                ------------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

       /S/ MARK D. LERNER              BALTIMORE, MARYLAND           11/14/02
 ------------------------------     ---------------------------     ----------
            [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           --------------
Form 13F Information Table Entry Total:    27
                                           --------------
Form 13F Information Table Value Total:    $184,985
                                           --------------
                                           (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
AOL Time Warner         Common     00184A105    1,170     100,000   SH     CALL    SOLE                                        NONE

AOL Time Warner         Common     00184A105    1,170     100,000   SH     CALL    SOLE                                        NONE

Bristol Meyers Squibb   Common     110122108   21,063     885,000   SH             SOLE                   SOLE

Brooks-Pri
 Automation Inc.        Common     11442E102      261      22,800   SH             SOLE                   SOLE

Caremark RX, Inc.       Common     141705103   77,250   4,544,100   SH             SOLE                   SOLE

Ciena Corporation       Common     171779101      179      60,200   SH             SOLE                   SOLE

CVS Corp.               Common     126650100    2,028      80,000   SH             SOLE                   SOLE

Dime Bancorp
Litigation Warrants     Common     25429Q110      145   1,615,000   SH             SOLE                   SOLE

Disney (Walt) Holdings  Common     254687106    1,741     115,000   SH             SOLE                   SOLE

Gemstar-TV Guide
International           Common     36866W106       63      25,000   SH             SOLE                   SOLE

Golden State Bancorp    Common     381197102   15,556     481,300   SH             SOLE                   SOLE

Hershey Food Corp       Common     427866108    4,654      75,000   SH     CALL    SOLE                                        NONE

Honeywell Inc.          Common     438516106    5,814     268,400   SH             SOLE                   SOLE

Intel                   Common     458140100    2,778     200,000   SH     CALL    SOLE                                        NONE

Kroll Inc.              Common     501049100    1,422      71,700   SH             SOLE                   SOLE

Meadwestvaco Corp       Common     583334107      805      41,891   SH             SOLE                   SOLE

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Medimmune, Inc.         Common     584699102      772      36,973   SH             SOLE                   SOLE

Millennium
Pharmaceuticals         Common     599902103      425      45,567   SH             SOLE                   SOLE

Mohawk Industries Inc.  Common     608190104      487       9,800   SH             SOLE                   SOLE

Nasdaq 100 Trust        Common     631100104      934      45,000   SH             SOLE                   SOLE

Nextwave Telecom        Common     65332M103    1,234     881,100   SH             SOLE                   SOLE

Packaging Dynamics
Corp                    Common     695160101      147      26,000   SH             SOLE                   SOLE

Pennzoil-Quaker
State Co.               Common     709323109      213       9,700   SH             SOLE                   SOLE

Synopsys Inc.           Common     871607107    4,254     112,100   SH             SOLE                   SOLE

Valero Energy
Corporation             Common     91913Y100    1,379      52,090   SH             SOLE                   SOLE

Tyco International      Common     902124106   29,024   2,058,427   SH             SOLE                   SOLE

Wyeth                   Common     983024100   10,017     315,000   SH             SOLE                   SOLE